Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Unbilled Services and Unearned Revenue or Payments on Account (Details) - USD ($)
$ in Thousands
	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Unbilled services (unbilled revenue)	$ 709,477	$ 623,121
Change in unbilled services (unbilled revenue)	$ 86,356
Percentage change in unbilled services (unbilled revenue)	13.90%
Unearned revenue (payments on account)	$ (1,191,778)	(1,323,961)
Change in unearned revenue (payments on account)	$ 132,183
Percentage change in unearned revenue (payments on account)	(10.00%)
Net balance	$ (482,301)	$ (700,840)
Change in net balance	$ 218,539
Percentage change in net balance	(31.20%)